Income Tax - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate (as a percent)	15.00%
Solidarity surcharge rate (as a percent)	5.50%
Statutory tax rate (as a percent)		27.60%	27.10%
State income tax with average rate (as a percent)	(8.10%)	1.80%	21.60%
Deferred tax assets	€ 13.5	€ 81.7
Deferred tax (assets) and liabilities, net recognized	(70.8)	39.3	€ 41.6
Deferred tax liabilities have not been recognized	34.3	14.5
Deductible Temporary Differences, Unused Tax Losses, And Unused Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 2,028.8
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Federal corporate income tax (as a percent)	21.00%
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	€ 609.0	€ 332.4	€ 138.0